DISTRIBUTION EXPENSES	12 Months Ended
Dec. 31, 2020
Disclosure of distribution expenses [Abstract]
DISTRIBUTION EXPENSES
NOTE 12 - DISTRIBUTION EXPENSES

	For the year ended December 31,
	2020	2019	2018
	U.S. dollars (in thousands)

Labor and related	1,335	998	1,023
Call center	728	781	641
Processing fees	3,962	2,207	2,421
Other	660	266	434
	6,685	4,252	4,519